Expense Example - FidelityIntermediateBondFund-RetailPRO - FidelityIntermediateBondFund-RetailPRO - Fidelity Intermediate Bond Fund - Fidelity Intermediate Bond Fund	Oct. 30, 2024 USD ($)
Expense Example:
1 year	$ 45
3 years	141
5 years	246
10 years	$ 555